Offerings - Offering: 1	Sep. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	43.45
Maximum Aggregate Offering Price	$ 13,035,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 1,923.97
Offering Note
(1)    Represents 300,000 shares available for issuance of the Registrant's common stock, par value $0.01 per share ("Common Stock") under The Buckle, Inc. 2024 Director Restricted Stock Plan (the “Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock that become issuable pursuant to the anti-dilution provisions of the Plan by reason of any future stock splits, stock dividends, or similar transactions.

(2)    The proposed maximum offering price was determined in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based on the average of the high ($44.31) and low ($42.59) prices reported by the New York Stock Exchange on September 13, 2024.

(3)    The Registrant does not have any fee offsets.